Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Jan. 31, 2025 USD ($) shares
Series X Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	12,074
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Sale of Stock, Consideration Received on Transaction (in Dollars) | $	$ 100,000
Sale of Stock, Number of Shares Issued in Transaction	4,000